SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended			21 Months Ended
	May 02, 2016 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Net loss		$ 283,276		$ 113,496
Total equity		435,343		128,463		$ 24,671
Net cash (used in) provided by operating activities		128,165		339,571
Deferred revenue		306,785		119,028
Revenue		$ 1,106,349		$ 1,705,225
Cash and cash equivalents rate		99.00%		99.00%
Operating lease right-of-use assets		$ 545,745		$ 453,708
Operating lease liabilities		$ 545,745		$ 453,708
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk		10.00%	10.00%
Valued Added Tax [Member]
Product Information [Line Items]
VAT rate description	VAT small-scale taxpayers are subject to a VAT rate of 3%	3% to 1%	3% to 1%
VAT monthly small scale | ¥	¥ 100,000
Tax rate for assessable income		3.00%	3.00%
Income tax percentage, small-scale taxpayers		6.00%	6.00%
Income tax percentage, exempt from VAT payments		3.00%	3.00%
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥			¥ 100,000		¥ 150,000
Conference and exhibition planning [Member]
Product Information [Line Items]
Revenue		$ 292,273
Recognition of revenue, percentage		26.00%	26.00%
Consulting Service [Member]
Product Information [Line Items]
Revenue		$ 17,698
Recognition of revenue, percentage		1.60%	1.60%